Acquisition of B&N College (Tables)	12 Months Ended
Apr. 28, 2012
Allocation of Purchase Price

The following table represents the allocation of the purchase price to the acquired net assets and resulting adjustment to goodwill:

Cash Paid	$263,648
Seller Notes	250,000

Fair value of total consideration	$513,648

Allocation of purchase price:
Current assets	$609,786
Non-current assets	114,683
Trade name	245,000
Customer relationships	255,000
Goodwill	274,070

Total assets acquired	$1,498,539
Deferred taxes	234,631
Liabilities assumed	750,260

$513,648